INVENTORIES	12 Months Ended
Dec. 31, 2014
INVENTORIES [Abstract]
INVENTORIES
3	INVENTORIES

Inventories consisted of the following:

	At December 31,
	2013	2014

Raw materials	$10,702	$8,104
Work in progress	1,950	562
Finished goods	7,626	5,304
	$20,278	$13,970

Slow moving inventories amounting to $180, $857, and $6,160 were written down for the years ended December 31, 2012, 2013 and 2014, respectively.